Operations by Reportable Segment	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Operations by Reportable Segment

NOTE 12 — OPERATIONS BY REPORTABLE SEGMENT

Segment information is prepared on the same basis that our CEO, our chief operating decision-maker, manages the segments, evaluates financial results, and makes key operating decisions. As of December 31, 2014, the Company had one operating segment within continuing operations, Special Situations. The Company’s second segment consists of discontinued operations, which includes the results of operations and assets and liabilities of NABCO and from Fremont’s former businesses. Results of operations and other financial measures that are not included in the Company’s two segments are included in Corporate and Other. See Note 16—Subsequent Events for additional information about the Company’s reportable operating segments. The following tables present the operating results for each of the Company’s segments for years ended December 31, 2014, 2013 and 2012:

	Continuing Operations
(Dollars in thousands)	Special Situations	Corporate and Other	Eliminations	Total	Discontinued Operations	Total
Year Ended December 31, 2014
Operating revenues from external customers	$2,232	$—	$—	$2,232	$39,814	$42,046
Intersegment operating revenues	284	328	(612)	—	—	—
Operating costs	9	14,533	(612)	13,930	33,757	47,687
Other income (expense)	—	3,164	—	3,164	3,209	6,373
Earnings (loss) before income taxes	2,507	(11,041)	—	(8,534)	9,266	732
Income tax expense (benefit)	10	(8,396)	—	(8,386)	3,706	(4,680)
Net earnings	2,497	(2,645)	—	(148)	5,560	5,412
Earnings attributable to noncontrolling interest	—	(91)	—	(91)	—	(91)
Net earnings attributable to Real Industry, Inc.	$2,497	$(2,554)	$—	$(57)	$5,560	$5,503

	Continuing Operations
(Dollars in thousands)	Special Situations	Corporate and Other	Eliminations	Total	Discontinued Operations	Total
Year Ended December 31, 2013
Operating revenues from external customers	$6,691	$48	$—	$6,739	$37,783	$44,522
Intersegment operating revenues	275	316	(591)	—	—	—
Operating costs	415	16,596	(591)	16,420	32,559	48,979
Other income (expense)	(14)	(6,824)	—	(6,838)	1,424	(5,414)
Earnings (loss) before income taxes	6,537	(23,056)	—	(16,519)	6,648	(9,871)
Income tax expense (benefit)	2,574	(4,908)	—	(2,334)	2,497	163
Net earnings	3,963	(18,148)	—	(14,185)	4,151	(10,034)
Earnings attributable to noncontrolling interest	—	—	—	—	—	—
Net earnings attributable to Real Industry, Inc.	$3,963	$(18,148)	$—	$(14,185)	$4,151	$(10,034)

	Continuing Operations
(Dollars in thousands)	Special Situations	Corporate and Other	Eliminations	Total	Discontinued Operations	Total
Year Ended December 31, 2012
Operating revenues from external customers	$7,691	$358	$—	$8,049	$36,830	$44,879
Intersegment operating revenues	642	940	(1,582)	—	—	—
Operating costs	1,073	17,123	(1,582)	16,614	35,468	52,082
Other income (expense)	1	(486)	—	(485)	805	320
Earnings (loss) before income taxes	7,261	(16,311)	—	(9,050)	2,167	(6,883)
Income tax expense (benefit)	1,467	(1,749)	—	(282)	867	585
Net earnings	5,794	(14,562)	—	(8,768)	1,300	(7,468)
Earnings attributable to noncontrolling interest	—	—	—	—	—	—
Net earnings attributable to Real Industry, Inc.	$5,794	$(14,562)	$—	$(8,768)	$1,300	$(7,468)

The following table presents summarized balance sheet information for each of the Company’s segments as of December 31, 2014 and 2013:

	Continuing Operations
(Dollars in thousands)	Special Situations	Corporate and Other	Eliminations	Total	Discontinued Operations	Total
Segment assets:
December 31, 2014
Current assets	$350	$67,689	$—	$68,039	$18,058	$86,097
Total assets	1,754	106,294	(23,362)	84,686	37,237	121,923
December 31, 2013
Current assets	$1,904	$49,698	$—	$51,602	$14,755	$66,357
Total assets	7,200	54,364	(7,068)	54,496	35,627	90,123
Segment liabilities:
December 31, 2014
Current liabilities	$—	$7,096	$—	$7,096	$8,073	$15,169
Total liabilities	3,575	32,831	(23,362)	13,044	23,261	36,305
December 31, 2013
Current liabilities	$60	$1,996	$—	$2,056	$8,649	$10,705
Total liabilities	3,955	14,545	(7,068)	11,432	28,773	40,205